                               AMERICAN AADVANTAGE
                                MILEAGE FUNDS(R)


                                  ANNUAL REPORT
                                DECEMBER 31, 2001




                             [AMR FRONT COVER IMAGE]




                                                              MONEY MARKET FUNDS

                                                               MONEY MARKET FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                     MUNICIPAL MONEY MARKET FUND



                           MANAGED BY AMR INVESTMENTS

                                 [AA EAGLE]

About AMR Investments
--------------------------------

AMR Investments is an
experienced provider of
investment advisory services to
institutional and retail
markets. We act as manager of
the American AAdvantage Funds, a
family of diversified mutual
funds, and offer customized
fixed income portfolio
management services.

Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations, and
other institutional investors.

AMR Investments is a wholly
owned subsidiary of AMR
Corporation, the parent company
of American Airlines, Inc.

Incorporated in 1986, we are
directly responsible for the
investment management and
oversight of AMR Corporation's
defined benefit and defined
contribution plans, as well as
its fixed income investments.

                                    Contents
                                    --------------------------------------------
                                    President's Message.....................   1
                                    Financial Highlights
                                       Money Market Mileage Fund............  14
                                       U.S. Government Money Market Mileage
                                       Fund.................................  16
                                       Municipal Money Market Mileage Fund    17
                                    Schedule of Investments
                                       Money Market Portfolio...............  19
                                       U.S. Government Money Market
                                       Portfolio............................  22
                                       Municipal Money Market Portfolio.....  23
                                    Additional Information.....Inside Back Cover

American AAdvantage Mileage Funds                              December 31, 2001

                                                            [BILL QUINN PICTURE]

DEAR FELLOW SHAREHOLDER:

We are pleased to present you with the 2001 Annual Report for the American AAdvantage Money Market Mileage Funds for the twelve months ended December 31, 2001.

     From an investor's perspective, the year ending 2001 was a very difficult year. Almost every stock index was down, as evidenced by declines of 5.5% in the Dow Jones Industrial Average, 11.9% in the S&P 500, and 20.1% the NASDAQ Composite. These declines reflected a year marked by terrorism, military action, and the onset of a recession. Stock markets around the globe fell to their lowest levels in more than three years. Mitigating this to some degree was the Federal Reserve's aggressive posture in lowering interest rates eleven times throughout the year, lowering rates to a 40-year low of 1.75%.

     As we look toward the future, we believe there may still be some tough sledding ahead of us. However, low interest rates, economic stimuli, and the underlying strengths of the U.S. economy and its companies should lead to better times later in the year.

     The Money Market Funds are well positioned by maintaining a weighted average maturity long of their respective benchmarks until the economy shows signs of further improvement and the Federal Reserve Bank signals that its easing cycle may be over.

     We value the trust you have placed in the American AAdvantage Mileage Funds. We are committed to do everything possible to continue to earn this trust by positioning the Funds to achieve their long-term investment objectives in a sound and prudent manner.

     If you have questions, please call us at 1-800-388-3344, or visit our web site at www.aafunds.com.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Mileage Funds

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------


The year ended December 31, 2001 will forever be remembered by the tragic events of September 11th. The terrorist attacks pushed an already struggling U.S. economy further into recession. In response to both the sluggish economy and the attacks, the Federal Reserve maintained an aggressive easing policy throughout the year, lowering the overnight target rate an unprecedented 11 times. Short-term interest rates dropped from 6.5% to 1.75%, ending the year with the lowest target rate in 40 years. While some market participants feel the Fed is near the end of its easing cycle, central bankers believe that interest rates will remain low until obvious signs of an economic recovery begin to surface.

     The economic slowdown was primarily attributable to reductions in capital spending. This decline eventually led to a rise in unemployment to 5.8%, the highest unemployment rate in over six years. In addition to a weakening labor market, consumers faced a negative wealth effect as equity markets declined. Since consumer activity comprises roughly two-thirds of GDP, the fall in confidence and spending resulted in a 1.3% contraction in GDP during the third quarter, the largest quarterly drop since 1991. The current monetary policy is an attempt to spur both capital and consumer spending, and the anticipated economic rebound will be closely monitored to determine whether the recovery is a dramatic V-shaped one or a more gradual U-shaped occurrence. Inflation is not a concern for the Fed at this time, as it is apparent that little pricing power exists given weaker demand.

     Given the weakness in the domestic economy, credit became an increasingly important factor in investment decisions throughout 2001. As interest rates declined, it was necessary to lock in higher yields in fixed-rate securities while being especially mindful of credit quality. Prudent management meant tighter credit standards when choosing investments further out on the yield curve, avoiding deteriorating situations and focusing on stable to improving ones. The events of September 11th forced an even greater awareness on credit, as it became even more important to evaluate the impact of the attacks on various sectors as well as individual issuers. In a year that began with the California energy crisis and ended with the Enron bankruptcy, managers saw first-hand how quickly a credit situation can dramatically turn downward.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND (SM)
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2001, the total return of the Money Market Mileage Fund - Mileage Class was 3.76%. The Fund outperformed the Lipper Money Market Instrument Average return of 3.44% by 32 basis points. Based on total return, Lipper Analytical Services ranked the Mileage Fund 106th among 380, 56th among 255, and 21st among 143 Money Market Funds for the one-year, five-years and ten-years ended December 31, 2001, respectively.

                                    [CHART]

              MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2001

                       AMERICAN AADVANTAGE      LIPPER MONEY
                          MONEY MARKET       MARKET INSTRUMENT
                         MILEAGE FUND             AVERAGE

1 Year...............          3.76                  3.44
3 Years*.............          4.88                  4.56
5 Years*.............          4.99                  4.72
10 Years*............          4.63                  4.41

*Annualized

                                 ANNUALIZED TOTAL RETURNS
                                ---------------------------
                                      AS OF 12/31/01
                                ---------------------------
                                1 YEAR   5 YEARS   10 YEARS
                                ------   -------   --------
Mileage Class(1,2)............  3.76%     4.99%     4.63%
Platinum Class(1,3)...........  3.32%     4.52%     4.36%

(1) Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

(2) The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Thus, performance results shown from that date through December 31, 2001 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

(3) The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Performance results shown from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through December 31, 2001 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2001

                               MILEAGE CLASS   PLATINUM CLASS
                               -------------   --------------
7-day Current Yield*                1.62%           1.28%
7-day Effective Yield*              1.63%           1.28%
30-day Yield*                       1.68%           1.33%
Weighted Average Maturity         67 Days         67 Days
Fitch Rating                          AAA             AAA

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2001

General Electric Capital Corporation                    7.8%
American Honda Finance Corporation                      6.7%
Banco Popular de Puerto Rico                            6.0%
First Union National Bank                               5.3%
Danske Corporation                                      5.1%
General Electric Capital Assurance Company              4.8%
Scaldis Capital, LLC                                    4.2%
Metropolitan Life Insurance Company                     3.6%
Security Life of Denver                                 3.6%
Bank One, NA                                            3.3%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND (SM)
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2001, the total return of the U.S. Government Money Market Mileage Fund - Mileage Class was 3.72%. The Fund outperformed the Lipper U.S. Government Money Market Average return of 3.50% by 22 basis points. Based on total return, Lipper Analytical Services ranked the Fund 39th among 134 and 37th among 101 U.S. Government Money Market Funds for the one-year and five-year periods ended December 31, 2001.

                                    [CHART]

              MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2001

                                AMERICAN AADVANTAGE
                                  U.S. GOVERNMENT            LIPPER
                                   MONEY MARKET         U.S. GOVERNMENT
                                   MILEAGE FUND       MONEY MARKET AVERAGE
                                -------------------   --------------------
1 Year........................         3.72%                  3.50%
3 Years*......................         4.75%                  4.57%
5 Years*......................         4.87%                  4.74%
Since Inception*..............         4.51%                  4.34%

 *  Annualized

                                  ANNUALIZED TOTAL RETURNS
                                  -------------------------
                                       AS OF 12/31/01
                                  -------------------------
                                                     SINCE
                                  1 YEAR   5 YEARS   INCEP.
                                  ------   -------   ------
Mileage Class(1,2)..............  3.72%     4.87%    4.51%
Platinum Class(1,3).............  3.22%     4.66%    4.41%

(1) Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

(2) The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Thus, performance results shown from that date through December 31, 2001 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

(3) The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2001 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2001

                             MILEAGE CLASS   PLATINUM CLASS
                             -------------   --------------
7-day Current Yield*              1.64%           1.16%
7-day Effective Yield*            1.65%           1.16%
30-day Yield*                     1.79%           1.31%
Weighted Average Maturity       45 Days         45 Days
Fitch Rating                        AAA             AAA

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND (SM)
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2001, the total return of the Municipal Money Market Mileage Fund - Mileage Class was 2.17%. The Fund underperformed the Lipper Tax-Exempt Money Market Average return of 2.21% by 4 basis points.

              MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2001

                                 AMERICAN AADVANTAGE            LIPPER
                                MUNICIPAL MONEY MARKET        TAX-EXEMPT
                                     MILEAGE FUND        MONEY MARKET AVERAGE
                                ----------------------   --------------------
1 Year........................           2.17%                   2.21%
3 Years*......................           2.86%                   2.81%
5 Years*......................           2.97%                   2.91%
Since Inception*                         2.96%                   2.90%

* Annualized

                                ANNUALIZED TOTAL RETURNS
                                -------------------------
                                     AS OF 12/31/01
                                -------------------------
                                                   SINCE
                                1 YEAR   5 YEARS   INCEP.
                                ------   -------   ------
Mileage Class(1,2)............  2.17%     2.97%    2.96%
Platinum Class(1,3)...........  1.72%     2.75%    2.82%

(1) Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

(2) The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering it shares on November 1, 1995. Thus, performance results shown from that date through December 31, 2001 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

(3) The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering it shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2001 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2001

                                         MILEAGE   PLATINUM
                                          CLASS     CLASS
                                         -------   --------
7-day Current Yield*                      1.02%      0.57%
7-day Effective Yield*                    1.03%      0.57%
30-day Yield*                             0.82%      0.37%
Weighted Average Maturity                23 Days   23 Days
Fitch Rating                                AAA        AAA

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2001

Honolulu, HI, General Obligations                       6.1%
Wisconsin Health Facilities                             6.0%
State of Texas Tax and Revenue                          5.4%
Arizona Health Facilities                               4.5%
Mansfield, TX Industrial Dev Corp                       4.1%
Florida Housing Financial Agency                        4.0%
Pierce County, WA Economic Dev Corp                     3.6%
Florida Municipal Power Agency                          3.5%
Montgomery County, PA                                   3.5%
Illinois Health Facilities Authority                    3.5%

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American AAdvantage Money Market Mileage Fund
American AAdvantage U.S. Government Money Market Mileage Fund
American AAdvantage Municipal Money Market Mileage Fund

     We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Mileage Fund, the American AAdvantage U.S. Government Money Market Mileage Fund, and the American AAdvantage Municipal Money Market Mileage Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Mileage Funds) as of December 31, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Mileage Funds at December 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                            /s/ ERNST & YOUNG

Dallas, Texas
February 14, 2002

AMERICAN AADVANTAGE MILEAGE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------

                                                                 MONEY         U.S. GOVERNMENT        MUNICIPAL
                                                                MARKET           MONEY MARKET       MONEY MARKET
                                                             -------------     ----------------     -------------
                                                              (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at value......................  $    765,805        $    34,727         $    34,283
    Receivable for shares of beneficial interest sold......            36                  4                  10
    Receivable for expense reimbursement (Note 2)..........             2                  1                   9
    Deferred organization costs............................            --                  1                  --
                                                             ------------        -----------         -----------
        TOTAL ASSETS.......................................       765,843             34,733              34,302
                                                             ------------        -----------         -----------
LIABILITIES:
    Payable for shares of beneficial interest redeemed.....           141                 10                  19
    Accrued organization costs.............................             1                 --                  --
    Dividends payable......................................             1                 --                   1
    Management and administrative services fees payable
      (Note 2).............................................           382                  9                   9
    Distribution fees payable..............................           143                  3                   5
    Other liabilities......................................           239                 10                  11
                                                             ------------        -----------         -----------
        TOTAL LIABILITIES..................................           907                 32                  45
                                                             ------------        -----------         -----------
NET ASSETS.................................................  $    764,936        $    34,701         $    34,257
                                                             ============        ===========         ===========

ANALYSIS OF NET ASSETS:
    Paid-in-capital........................................       764,936             34,701              34,257
                                                             ------------        -----------         -----------
NET ASSETS.................................................  $    764,936        $    34,701         $    34,257
                                                             ============        ===========         ===========

Shares outstanding (no par value):
    Mileage Class..........................................    86,909,973         17,798,087          25,792,621
                                                             ============        ===========         ===========
    Platinum Class.........................................   678,026,135         16,903,182           8,464,115
                                                             ============        ===========         ===========
Net asset value, offering and redemption price per share:
    Mileage Class..........................................  $       1.00        $      1.00         $      1.00
                                                             ============        ===========         ===========
    Platinum Class.........................................  $       1.00        $      1.00         $      1.00
                                                             ============        ===========         ===========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS

STATEMENTS OF OPERATIONS
Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT    MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                              ------------   ---------------   ------------
                                                                             (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Interest income.........................................    $34,763          $1,423           $1,169
    Portfolio expenses......................................       (858)            (38)             (54)
                                                                -------          ------           ------
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO......     33,905           1,385            1,115
                                                                -------          ------           ------
FUND EXPENSES:
    Management fees (Note 2)................................        800              34               42
    Administrative service fees - Platinum Class (Note 2)...      3,859              73               49
    Transfer agent fees - Mileage Class.....................        153              20               44
    Transfer agent fees - Platinum Class....................         62               2                1
    Professional fees.......................................         53              --               --
    Registration fees and expenses..........................         76              19               38
    Distribution fees - Mileage Class (Note 2)..............        249              51               82
    Distribution fees - Platinum Class (Note 2).............      1,754              33               22
    Accounting expenses.....................................         25              19               23
    Other expenses..........................................        180              10               10
                                                                -------          ------           ------
        TOTAL FUND EXPENSES.................................      7,211             261              311
                                                                -------          ------           ------
LESS REIMBURSEMENT OF FUND EXPENSES (NOTE 2)................          8              27               53
                                                                -------          ------           ------
        NET FUND EXPENSES...................................      7,203             234              258
                                                                -------          ------           ------
NET INVESTMENT INCOME.......................................     26,702           1,151              857
                                                                -------          ------           ------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
    Net realized gain on investments........................        108               8               --
                                                                -------          ------           ------
        NET GAIN ON INVESTMENTS.............................        108               8               --
                                                                -------          ------           ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $26,810          $1,159           $  857
                                                                =======          ======           ======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      U.S. GOVERNMENT            MUNICIPAL
                                                               MONEY MARKET            MONEY MARKET            MONEY MARKET
                                                           ---------------------   ---------------------   ---------------------
                                                                YEAR ENDED              YEAR ENDED              YEAR ENDED
                                                               DECEMBER 31,            DECEMBER 31,            DECEMBER 31,
                                                           ---------------------   ---------------------   ---------------------
                                                             2001        2000        2001        2000        2001        2000
                                                           ---------   ---------   ---------   ---------   ---------   ---------
                                                                                      (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income.................................  $  26,702   $  37,046   $   1,151   $   1,369   $     857   $   1,197
   Net realized gain on investments......................        108          24           8          --          --          --
                                                           ---------   ---------   ---------   ---------   ---------   ---------
       NET INCREASE IN NET ASSETS RESULTING FROM
        OPERATIONS.......................................     26,810      37,070       1,159       1,369         857       1,197
                                                           ---------   ---------   ---------   ---------   ---------   ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income - Mileage Class.................     (3,804)     (6,138)       (737)     (1,206)       (703)     (1,115)
   Net investment income - Platinum Class................    (22,898)    (30,908)       (414)       (163)       (154)        (82)
   Net realized gain on investments - Mileage Class......        (13)         (3)         (5)         --          --          --
   Net realized gain on investments - Platinum Class.....        (95)        (21)         (3)         --          --          --
                                                           ---------   ---------   ---------   ---------   ---------   ---------
       DISTRIBUTIONS TO SHAREHOLDERS.....................    (26,810)    (37,070)     (1,159)     (1,369)       (857)     (1,197)
                                                           ---------   ---------   ---------   ---------   ---------   ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares.........................    440,895     789,633      51,772      40,820      73,249      82,651
   Reinvestment of dividends and distributions...........     26,772      36,976       1,158       1,368         836       1,180
   Cost of shares redeemed...............................   (444,122)   (640,089)    (48,979)    (40,846)    (76,688)    (75,665)
                                                           ---------   ---------   ---------   ---------   ---------   ---------
       NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS...............................     23,545     186,520       3,951       1,342      (2,603)      8,166
                                                           ---------   ---------   ---------   ---------   ---------   ---------
NET INCREASE (DECREASE) IN NET ASSETS....................     23,545     186,520       3,951       1,342      (2,603)      8,166
NET ASSETS:
   Beginning of period...................................    741,391     554,871      30,750      29,408      36,860      28,694
                                                           ---------   ---------   ---------   ---------   ---------   ---------
   END OF PERIOD.........................................  $ 764,936   $ 741,391   $  34,701   $  30,750   $  34,257   $  36,860
                                                           =========   =========   =========   =========   =========   =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated February 14, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund and American AAdvantage Municipal Money Market Mileage Fund (each a "Fund" and collectively the "Funds"). The Funds commenced active operations on November 1, 1995. The Money Market Mileage Fund commenced sales of a second class of shares designated as "Platinum Class" on January 29, 1996. At the same time, the existing shares of the Money Market Mileage Fund were redesignated as "Mileage Class" shares. The U.S. Government Money Market and Municipal Money Market Mileage Funds commenced sales of a second class of shares designated as "Platinum Class" on November 1, 1999. At the same time, the existing shares of the U.S. Government Money Market and Municipal Money Market Mileage Funds were redesignated as "Mileage Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

   AMERICAN AADVANTAGE:              > INVESTS ASSETS IN >           AMR INVESTMENT SERVICES TRUST:
   --------------------                                              ------------------------------
   Money Market Mileage Fund                                         Money Market Portfolio
   U.S. Government Money Market                                      U.S. Government Money Market Portfolio
     Mileage Fund
   Municipal Money Market Mileage                                    Municipal Money Market Portfolio
     Fund

     Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (9.27%, 11.74% and 34.90% at December 31, 2001 of the AMR Investment Services Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS

December 31, 2001
--------------------------------------------------------------------------------

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     All dividends paid by the Municipal Money Market Mileage Fund were "exempt-interest dividends", and therefore are 100% free of any regular federal income tax. Approximately 28% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS

December 31, 2001
--------------------------------------------------------------------------------

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives an annualized fee of .10% of the net assets of each of the Funds.

  Administrative Services Plan

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annual fee of .55% of the average daily net assets of each of the Platinum Classes of the Funds.

  Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. A separate plan has been adopted by the Mileage Class and Platinum Class of the Funds. Under each Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of each Class or Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the year ended December 31, 2001, the Manager waived distribution fees as follows:

FUND                                                          AMOUNT
----                                                          -------
Money Market Mileage Fund
     Mileage Class..........................................  $ 5,483
     Platinum Class.........................................    2,567
U.S. Government Money Market Mileage Fund
     Mileage Class..........................................   16,069
     Platinum Class.........................................   10,557
Municipal Money Market Mileage Fund
     Mileage Class..........................................   42,173
     Platinum Class.........................................   11,219

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2001, the cost of air transportation was not material to any of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS

December 31, 2001
--------------------------------------------------------------------------------

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Funds (in thousands). Each share of the Funds is valued at $1.00:

Year Ended December 31, 2001

                                                                 U.S. GOVERNMENT                     MUNICIPAL
                                  MONEY MARKET                     MONEY MARKET                     MONEY MARKET
                                  MILEAGE FUND                     MILEAGE FUND                     MILEAGE FUND
                         ------------------------------   ------------------------------   ------------------------------
                         MILEAGE CLASS   PLATINUM CLASS   MILEAGE CLASS   PLATINUM CLASS   MILEAGE CLASS   PLATINUM CLASS
                         -------------   --------------   -------------   --------------   -------------   --------------
Shares sold............      98,169          342,726          19,000          32,772           58,082          15,167
Reinvestment of
  dividends............       3,779           22,993             740             418              682             154
Shares redeemed........    (112,736)        (331,386)        (20,343)        (28,636)         (61,943)        (14,745)
                           --------         --------         -------         -------          -------         -------
Net increase (decrease)
  in capital shares
  outstanding..........     (10,788)          34,333            (603)          4,554           (3,179)            576
                           ========         ========         =======         =======          =======         =======

Year Ended December 31, 2000

                                                                 U.S. GOVERNMENT                     MUNICIPAL
                                  MONEY MARKET                     MONEY MARKET                     MONEY MARKET
                                  MILEAGE FUND                     MILEAGE FUND                     MILEAGE FUND
                         ------------------------------   ------------------------------   ------------------------------
                         MILEAGE CLASS   PLATINUM CLASS   MILEAGE CLASS   PLATINUM CLASS   MILEAGE CLASS   PLATINUM CLASS
                         -------------   --------------   -------------   --------------   -------------   --------------
Shares sold............     209,585          580,048          26,325          14,495           70,548          12,103
Reinvestment of
  dividends............       6,048           30,928           1,205             163            1,098              82
Shares redeemed........    (230,587)        (409,502)        (38,537)         (2,309)         (71,368)         (4,297)
                           --------         --------         -------          ------          -------          ------
Net increase (decrease)
  in capital shares
  outstanding..........     (14,954)         201,474         (11,007)         12,349              278           7,888
                           ========         ========         =======          ======          =======          ======

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                         MILEAGE CLASS
                                              -------------------------------------------------------------------
                                                 YEAR ENDED        TWO MONTHS
                                                DECEMBER 31,         ENDED             YEAR ENDED OCTOBER 31,
                                              -----------------   DECEMBER 31,     ------------------------------
                                               2001      2000         1999           1999       1998       1997
                                              -------   -------   ------------     --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........  $  1.00   $  1.00     $   1.00       $   1.00   $   1.00   $   1.00
                                              -------   -------     --------       --------   --------   --------
Income from investment operations:
    Net investment income(A)................     0.04      0.06         0.01           0.05       0.05       0.05
    Dividends from net investment income....    (0.04)    (0.06)       (0.01)         (0.05)     (0.05)     (0.05)
                                              -------   -------     --------       --------   --------   --------
NET ASSET VALUE, END OF PERIOD..............  $  1.00   $  1.00     $   1.00       $   1.00   $   1.00   $   1.00
                                              =======   =======     ========       ========   ========   ========
TOTAL RETURN................................    3.76%     6.07%        0.89%(B)       4.74%      5.18%      5.14%
                                              =======   =======     ========       ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)............................  $86,910   $97,698     $112,653       $124,703   $114,844   $104,947
    Ratios to average net assets
      (annualized)(A):
        Expenses............................    0.63%     0.61%        0.57%          0.59%      0.66%      0.67%
        Net investment
          income............................    3.74%     5.87%        5.30%          4.63%      5.07%      5.02%
    Decrease reflected in above expense
      ratio due to absorption of expenses by
      the Manager...........................       --        --           --             --      0.03%      0.07%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) Not annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               PLATINUM CLASS
    ---------------------------------------------------------------------
                               TWO MONTHS
    YEAR ENDED DECEMBER 31,      ENDED          YEAR ENDED OCTOBER 31,
    -----------------------   DECEMBER 31,   ----------------------------
       2001         2000          1999         1999      1998      1997
    ----------   ----------   ------------   --------   -------   -------
     $   1.00     $   1.00      $   1.00     $   1.00   $  1.00   $  1.00
     --------     --------      --------     --------   -------   -------
         0.03         0.05          0.01         0.04      0.05      0.05
        (0.03)       (0.05)        (0.01)       (0.04)    (0.05)    (0.05)
     --------     --------      --------     --------   -------   -------
     $   1.00     $   1.00      $   1.00     $   1.00   $  1.00   $  1.00
     ========     ========      ========     ========   =======   =======
        3.32%        5.57%         0.80%(B)     4.22%     4.74%     4.71%
     ========     ========      ========     ========   =======   =======
     $678,026     $643,693      $442,218     $342,192   $73,875   $49,184
        1.06%        1.08%         1.09%        1.09%     1.09%     1.09%
        3.26%        5.46%         4.80%        4.17%     4.64%     4.64%
           --           --         0.01%           --     0.03%     0.05%

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                        MILEAGE CLASS                                   PLATINUM CLASS(C)
                                --------------------------------------------------------------   --------------------------------
                                   YEAR ENDED        TWO MONTHS                                     YEAR ENDED        TWO MONTHS
                                  DECEMBER 31,         ENDED         YEAR ENDED OCTOBER 31,        DECEMBER 31,         ENDED
                                -----------------   DECEMBER 31,   ---------------------------   -----------------   DECEMBER 31,
                                 2001      2000         1999        1999      1998     1997(A)    2001      2000         1999
                                -------   -------   ------------   -------   -------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING
 OF PERIOD................      $  1.00   $  1.00     $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00      $ 1.00
                                -------   -------     -------      -------   -------   -------   -------   -------      ------
Income from investment
 operations:
   Net investment
     income(B)............         0.04      0.06        0.01         0.04      0.05      0.05      0.03      0.05        0.01
   Dividends from net
     investment income....        (0.04)    (0.06)      (0.01)       (0.04)    (0.05)    (0.05)    (0.03)    (0.05)      (0.01)
                                -------   -------     -------      -------   -------   -------   -------   -------      ------
NET ASSET VALUE, END OF
 PERIOD...................      $  1.00   $  1.00     $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00      $ 1.00
                                =======   =======     =======      =======   =======   =======   =======   =======      ======
TOTAL RETURN..............        3.72%     5.93%       0.87%(D)     4.50%     5.13%     5.00%     3.22%     5.47%       0.80%(D)
                                =======   =======     =======      =======   =======   =======   =======   =======      ======
RATIOS AND SUPPLEMENTAL
 DATA:
   Net assets, end of
     period (in
     thousands)...........      $17,798   $18,400     $29,407      $34,059   $33,713   $28,791   $16,903   $12,350      $    1
   Ratios to average net
     assets
     (annualized)(B):
       Expenses...........        0.62%     0.62%       0.62%        0.62%     0.62%     0.62%     1.10%     1.10%       1.10%
       Net investment
         income...........        3.66%     5.72%       5.17%        4.41%     5.02%     4.91%     3.11%     5.55%       4.69%
   Decrease reflected in
     above expense ratio
     due to absorption of
     expenses by the
     Manager..............        0.08%     0.26%       0.16%        0.10%     0.04%     0.16%     0.08%     0.14%       0.20%

---------------

(A) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Mileage Fund was known as the American AAdvantage U.S. Treasury Money Market Mileage Fund and operated under different investment policies.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(C) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(D) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                        MILEAGE CLASS                                   PLATINUM CLASS(B)
                                --------------------------------------------------------------   --------------------------------
                                   YEAR ENDED        TWO MONTHS                                     YEAR ENDED        TWO MONTHS
                                  DECEMBER 31,         ENDED         YEAR ENDED OCTOBER 31,        DECEMBER 31,         ENDED
                                -----------------   DECEMBER 31,   ---------------------------   -----------------   DECEMBER 31,
                                 2001      2000         1999        1999      1998      1997      2001      2000         1999
                                -------   -------   ------------   -------   -------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................  $  1.00   $  1.00     $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00      $ 1.00
                                -------   -------     -------      -------   -------   -------   -------   -------      ------
Income from investment
 operations:
   Net investment income(A)...     0.02      0.04        0.01         0.03      0.03      0.03      0.02      0.03        0.01
   Dividends from net
     investment income........    (0.02)    (0.04)      (0.01)       (0.03)    (0.03)    (0.03)    (0.02)    (0.03)      (0.01)
                                -------   -------     -------      -------   -------   -------   -------   -------      ------
NET ASSET VALUE, END OF
 PERIOD.......................  $  1.00   $  1.00     $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00      $ 1.00
                                =======   =======     =======      =======   =======   =======   =======   =======      ======
TOTAL RETURN..................    2.17%     3.63%       0.55%(C)     2.69%     3.16%     3.18%     1.72%     3.05%       0.45%(C)
                                =======   =======     =======      =======   =======   =======   =======   =======      ======
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands)...........  $25,792   $28,971     $28,693      $28,338   $24,742   $26,564   $ 8,464   $ 7,889      $    1
   Ratios to average net
     assets (annualized)(A):
       Expenses...............    0.65%     0.61%       0.57%        0.64%     0.65%     0.65%     1.10%     1.10%       1.10%
       Net investment
         income...............    2.15%     3.58%       3.27%        2.64%     3.12%     3.13%     1.72%     3.29%       2.74%
   Decrease reflected in above
     expense ratio due to
     absorption of expenses by
     the Manager..............    0.13%     0.01%          --        0.08%     0.18%     0.13%     0.13%     0.06%       0.17%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C) Not annualized.

--------------------------------------------------------------------------------

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio
AMR Investment Services Municipal Money Market Portfolio

     We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio, and the AMR Investment Services Municipal Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of December 31, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of the AMR Investment Services Trust at December 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                            /s/ ERNST & YOUNG

Dallas, Texas
February 14, 2002

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS
December 31, 2001
--------------------------------------------------------------------------------

                                                                  PAR
                                                                AMOUNT        VALUE
                                                              -----------   ----------
                                                               (DOLLARS IN THOUSANDS)
FIXED RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 5.75%
DOMESTIC BANKS
Bank One, NA, 2.49%, Due 3/28/2002..........................  $   275,000   $  275,032
                                                                            ----------
        TOTAL DOMESTIC BANKS................................                   275,032
                                                                            ----------
FOREIGN BANKS
Svenska Handelsbanken, 4.50%, Due 3/22/2002.................      200,000      200,000
                                                                            ----------
        TOTAL FOREIGN BANKS.................................                   200,000
                                                                            ----------
        TOTAL FIXED RATE CERTIFICATES OF DEPOSIT AND BANK
        NOTES...............................................                   475,032
                                                                            ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES -16.64%
DOMESTIC BANKS
Banco Popular de Puerto Rico, (Note C)
    3.62%, Due 10/1/2002....................................      200,000      200,000
    2.26%, Due 12/16/2002...................................      300,000      300,000
Bank of America, NA, 2.08%, Due 2/19/2002...................       70,000       70,013
Branch Banking & Trust Company,
    2.11%, Due 5/15/2002....................................       50,000       50,026
    2.03%, Due 6/24/2002....................................       32,500       32,527
First Union National Bank,
    2.00%, Due 5/10/2002....................................      100,000      100,000
    2.00%, Due 5/14/2002....................................      150,000      150,000
    2.22%, Due 5/15/2002....................................      100,000      100,046
    2.06%, Due 12/20/2002...................................       87,000       87,189
Fleet National Bank, NA,
    2.54%, Due 1/22/2002....................................        5,000        5,001
    2.09%, Due 3/6/2002.....................................       22,000       22,007
    2.07%, Due 3/12/2002....................................       10,000       10,003
    2.02%, Due 6/17/2002....................................       20,000       20,017
    2.06%, Due 6/28/2002....................................       50,000       50,044
National City Bank,
    2.17%, Due 2/22/2002....................................       95,000       95,019
    2.08%, Due 3/1/2002.....................................       15,000       15,002
    2.49%, Due 10/10/2002...................................       25,000       25,025
    2.10%, Due 11/13/2002...................................       43,000       43,048
                                                                            ----------
        TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK
        NOTES...............................................                 1,374,967
                                                                            ----------
VARIABLE RATE FUNDING AGREEMENTS - 15.43%
General Electric Capital Assurance Company, (Note B)
    2.30%, Due 2/1/2002.....................................      200,000      200,000
    2.17%, Due 12/2/2002....................................      200,000      200,000
Jackson National Life Insurance Company, 2.05%, Due
  8/30/2002 (Note A)........................................      100,000      100,000
Metropolitan Life Insurance Company, (Note B)
    2.31%, Due 7/19/2002....................................      200,000      200,000
    2.31%, Due 11/22/2002...................................      100,000      100,000
Security Life of Denver, (Note B)
    2.01%, Due 3/29/2002....................................      200,000      200,000
    2.12%, Due 5/14/2002....................................      100,000      100,000
Travelers Insurance Company, 2.07%, Due 9/11/2002 (Note
  B)........................................................      175,000      175,000
                                                                            ----------
        TOTAL VARIABLE RATE FUNDING AGREEMENTS..............                 1,275,000
                                                                            ----------
ASSET-BACKED COMMERCIAL PAPER, 144A (NOTES D AND E) - 13.15%
Kittyhawk Funding,
    2.42%, Due 3/20/2002....................................      150,000      149,214
    1.88%, Due 6/3/2002.....................................       91,110       90,382
Scaldis Capital, LLC,
    2.48%, Due 3/1/2002.....................................       68,025       67,749
    2.27%, Due 3/20/2002....................................       30,349       30,199
    2.47%, Due 3/22/2002....................................       22,277       22,155
    2.47%, Due 3/27/2002....................................       60,709       60,355
    2.47%, Due 3/28/2002....................................       30,288       30,109
    2.25%, Due 4/5/2002.....................................       49,998       49,704
    2.27%, Due 4/5/2002.....................................       15,163       15,073
    2.27%, Due 4/12/2002....................................       74,386       73,912

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                                                  PAR
                                                                AMOUNT        VALUE
                                                              -----------   ----------
                                                               (DOLLARS IN THOUSANDS)
Sigma Financial, Incorporated,
    3.56%, Due 3/28/2002....................................  $    55,000   $   54,532
    3.52%, Due 4/3/2002.....................................       30,000       29,730
    3.52%, Due 4/15/2002....................................       76,000       75,227
    3.52%, Due 4/29/2002....................................       86,000       85,008
Stellar Funding Group, Incorporated,
    2.17%, Due 1/18/2002....................................        8,620        8,611
    2.15%, Due 1/29/2002....................................       19,703       19,670
    2.16%, Due 1/31/2002....................................        5,027        5,018
    2.50%, Due 2/28/2002....................................        7,079        7,050
    2.50%, Due 3/1/2002.....................................       11,820       11,772
    2.47%, Due 3/5/2002.....................................        8,199        8,164
    2.31%, Due 3/6/2002.....................................       30,000       29,877
    2.47%, Due 3/11/2002....................................        3,198        3,183
    2.47%, Due 3/15/2002....................................       11,449       11,392
    2.47%, Due 3/19/2002....................................       10,143       10,089
    2.47%, Due 3/28/2002....................................        6,076        6,040
    2.48%, Due 4/1/2002.....................................       12,735       12,656
    2.47%, Due 6/24/2002....................................       39,063       38,597
    2.47%, Due 6/25/2002....................................       58,231       57,532
Tulip Funding Corporation, 4.07%, Due 1/18/2002.............       23,884       23,838
                                                                            ----------
        TOTAL ASSET-BACKED COMMERCIAL PAPER.................                 1,086,838
                                                                            ----------
COMMERCIAL PAPER, (NOTE E) - 24.42%
Spintab-Swedmortgage AB, 1.86%, Due 4/10/2002...............       85,000       84,565
Bank of Scotland Treasury,
    2.24%, Due 4/5/2002.....................................       50,000       49,708
    2.24%, Due 4/8/2002.....................................       72,000       71,566
    2.20%, Due 4/23/2002....................................      100,000       99,316
Credit Suisse First Boston, 144A (Note D), 2.22%, Due
  4/22/2002.................................................       80,000       79,452
Danske Corporation,
    2.46%, Due 3/11/2002....................................       70,000       69,670
    2.26%, Due 4/9/2002.....................................      100,000       99,386
    1.88%, Due 5/16/2002....................................       50,280       49,926
    1.88%, Due 5/31/2002....................................      200,000      198,433
Dresdner Bank, AG, 2.23%, Due 4/4/2002......................      200,000      198,848
General Electric Capital Corporation,
    2.35%, Due 1/31/2002....................................       50,000       49,902
    3.56%, Due 3/27/2002....................................      200,000      198,319
    3.56%, Due 3/28/2002....................................      200,000      198,299
    2.23%, Due 4/16/2002....................................      200,000      198,699
San Paolo US Financial Company,
    1.89%, Due 4/30/2002....................................       50,000       49,688
    1.87%, Due 5/30/2002....................................       75,000       74,420
    1.90%, Due 6/3/2002.....................................       50,000       49,596
Wells Fargo Financial Company, 1.96%, Due 4/29/2002.........      100,000       99,358
Westdeutsche Landesbank, 1.90%, Due 4/8/2002................      100,000       99,488
                                                                            ----------
        TOTAL COMMERCIAL PAPER..............................                 2,018,639
                                                                            ----------
VARIABLE RATE MEDIUM-TERM NOTES - 18.11%
American Honda Finance Corporation, 144A, (Note D)
    2.03%, Due 5/14/2002....................................      100,000       99,996
    2.10%, Due 5/17/2002....................................      125,000      124,998
    2.02%, Due 6/10/2002....................................       50,000       49,998
    1.93%, Due 6/12/2002....................................      100,000      100,000
    2.16%, Due 8/27/2002....................................       75,000       75,000
    2.15%, Due 11/20/2002...................................      100,000      100,000
Associates Corporation,
    2.23%, Due 2/22/2002....................................       86,000       86,016
    2.33%, Due 5/1/2002.....................................       20,000       20,009
    2.22%, Due 5/17/2002....................................       12,000       12,007
Bank of America Corporation, 2.38%, Due 4/30/2002...........       45,000       45,028
Chase Manhattan Corporation,
    2.68%, Due 1/3/2002.....................................       17,000       17,000
    2.21%, Due 2/22/2002....................................       30,000       30,006
    2.41%, Due 1/30/2003....................................       20,000       20,040

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                                                  PAR
                                                                AMOUNT        VALUE
                                                              -----------   ----------
                                                               (DOLLARS IN THOUSANDS)
Credit Suisse First Boston, 144A (Note D) , 2.11%, Due
  12/11/2002................................................  $    25,000   $   25,055
First Security Bank, 2.54%, Due 10/10/2002..................       34,000       34,039
Goldman Sachs Group, LP,
    2.61%, Due 1/14/2002....................................       15,000       15,001
    2.60%, Due 1/14/2002....................................       23,000       23,001
    2.55%, Due 1/23/2002....................................       10,000       10,001
Merrill Lynch & Company,
    2.45%, Due 1/7/2002.....................................       70,000       70,000
    2.45%, Due 2/4/2002.....................................      125,000      124,999
    2.50%, Due 7/24/2002....................................       15,000       15,018
Morgan Stanley Dean Witter Company,
    2.44%, Due 1/28/2002....................................      176,300      176,325
    2.63%, Due 1/16/2003....................................       19,800       19,849
Salomon Smith Barney Holdings,
    2.50%, Due 1/24/2002....................................       30,000       30,003
    2.10%, Due 9/11/2002....................................       20,000       20,017
Wachovia Bank, 2.07%, Due 5/23/2002.........................       15,000       15,003
Wells Fargo & Company,
    2.43%, Due 4/26/2002....................................      122,975      123,031
    2.27%, Due 10/30/2002...................................       15,000       15,018
                                                                            ----------
        TOTAL VARIABLE RATE MEDIUM-TERM NOTES...............                 1,496,458
                                                                            ----------
                                                                SHARES
                                                              -----------
OTHER SHORT-TERM INVESTMENTS - 6.66%
AIM Liquid Assets...........................................      915,587          916
Deutsche Cash Reserve Fund..................................  150,000,000      150,000
Federated Money Market Obligations Trust....................  200,000,000      200,000
One Group Money Market Institutional Shares.................  199,878,552      199,879
                                                                            ----------
        TOTAL OTHER SHORT-TERM INVESTMENTS..................                   550,795
                                                                            ----------
TOTAL INVESTMENTS - 100.16% (COST $8,277,729)...............                 8,277,729
                                                                            ----------
LIABILITIES, NET OF OTHER ASSETS - (0.16%)..................                   (12,822)
                                                                            ----------
TOTAL NET ASSETS - 100%.....................................                $8,264,907
                                                                            ==========

---------------

Based on the cost of investments of $8,277,729 for federal income tax purposes at December 31, 2001, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(B) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(C) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.

(D) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,741,337 or 21.07% of net assets.

(E) Rates associated with money market securities represent discount rate at time of purchase.

ABBREVIATIONS:

AB - Company
AG - Company
LLC - Limited Liability Company
LP - Limited Partnership
NA - National Association

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS
December 31, 2001
--------------------------------------------------------------------------------

                                                                 PAR
                                                                AMOUNT        VALUE
                                                              ----------     --------
                                                              (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE A) - 30.13%
Credit Suisse First Boston Corporation, 1.82%, Due 1/2/2002,
  to be repurchased at $89,150..............................  $   89,141     $ 89,141
                                                                             --------
        TOTAL REPURCHASE AGREEMENTS.........................                   89,141
                                                                             --------
U.S. GOVERNMENT AGENCY INSTRUMENTS (NOTE B) - 60.91%
Federal Farm Credit Bank,
    Discount Note, 4.26%, Due 2/22/2002.....................       5,000        4,969
Federal Home Loan Bank,
    Discount Note, 1.84%, Due 3/18/2002.....................       3,000        2,988
    Discount Note, 2.13%, Due 4/15/2002.....................       4,000        3,975
Federal Home Loan Mortgage Corporation,
    Discount Note, 1.80%, Due 1/9/2002......................      25,000       24,990
    Discount Note, 2.02%, Due 1/17/2002.....................       7,500        7,493
    Discount Note, 2.00%, Due 2/7/2002......................      10,000        9,979
    Discount Note, 2.20%, Due 2/15/2002.....................       2,843        2,835
    Discount Note, 3.82%, Due 2/20/2002.....................       5,000        4,974
    Discount Note, 2.03%, Due 2/21/2002.....................      14,800       14,757
    Discount Note, 2.18%, Due 3/8/2002......................       3,976        3,960
    Discount Note, 3.47%, Due 3/15/2002.....................       5,000        4,965
    Discount Note, 3.56%, Due 3/15/2002.....................       5,000        4,964
    Discount Note, 3.61%, Due 3/15/2002.....................       5,000        4,963
    Discount Note, 2.00%, Due 3/27/2002.....................       2,800        2,787
    Discount Note, 1.82%, Due 4/19/2002.....................       6,305        6,271
    Discount Note, 3.47%, Due 4/19/2002.....................       5,000        4,948
    Discount Note, 3.33%, Due 4/25/2002.....................       4,100        4,057
    Discount Note, 2.23%, Due 5/17/2002.....................       1,213        1,203
    Discount Note, 1.84%, Due 5/23/2002.....................       3,700        3,673
    Discount Note, 1.85%, Due 5/23/2002.....................       1,369        1,359
    Discount Note, 2.40%, Due 6/26/2002.....................      10,000        9,883
Federal National Mortgage Association,
    Discount Note, 3.82%, Due 1/11/2002.....................       2,000        1,998
    Discount Note, 3.20%, Due 2/14/2002.....................       5,000        4,980
    Discount Note, 2.00%, Due 2/21/2002.....................       4,750        4,737
    Discount Note, 3.87%, Due 2/22/2002.....................       1,270        1,263
    Discount Note, 4.23%, Due 2/22/2002.....................         730          726
    Discount Note, 4.05%, Due 3/8/2002......................       5,000        4,963
    Discount Note, 3.57%, Due 3/22/2002.....................       3,000        2,976
    Discount Note, 3.62%, Due 3/22/2002.....................       4,700        4,662
    Discount Note, 1.85%, Due 3/28/2002.....................       1,250        1,245
    Discount Note, 2.02%, Due 4/4/2002......................       3,033        3,017
    Discount Note, 1.82%, Due 4/11/2002.....................       3,021        3,006
    Discount Note, 2.02%, Due 4/11/2002.....................       7,625        7,582
    Discount Note, 1.82%, Due 5/3/2002......................       3,220        3,200
    Discount Note, 1.84%, Due 6/6/2002......................       3,898        3,867
    Discount Note, 2.65%, Due 7/26/2002.....................       2,000        1,970
                                                                             --------
        TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS............                  180,185
                                                                             --------
                                                                SHARES
                                                              ----------
SHORT-TERM INVESTMENTS - 8.96%
AIM Government Money Market Fund............................  13,001,000       13,001
Fidelity Institutional Money Market Fund....................  13,500,000       13,500
One Group Institutional Money Market Fund...................       1,000            1
                                                                             --------
        TOTAL SHORT-TERM INVESTMENTS........................                   26,502
                                                                             --------
TOTAL INVESTMENTS - 100% (COST $295,828)....................                  295,828
                                                                             --------
LIABILITIES, NET OF OTHER ASSETS - 0%.......................                       (6)
                                                                             --------
TOTAL NET ASSETS - 100%.....................................                 $295,822
                                                                             ========

---------------

Based on the cost of investments of $295,828 for federal income tax purposes at December 31, 2001, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at the Chase Manhattan Bank and Trust by Financing Corporation, 0.00% - 10.70%, Due 11/11/2007 - 10/6/2017; Federal Home Loan
    Mortgage Corporation, 6.70%, Due 2/7/2011 and 7.30%, Due 12/8/2014;
    Tennessee Valley Authority, 0.00% - 7.125%, Due
    1/15/2017 - 5/1/2030 - Market Value - $90,926,198.31.

(B) Rates represent discount rate.
                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS
December 31, 2001
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT         VALUE
                                                              --------      ---------
                                                              (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS - 99.64%
COMMERCIAL PAPER (NOTE A) - 14.56%
The Economic Development Corporation of the Township of
  Cornell Michigan Environmental Improvement Revenue Bonds,
  (Mead-Escanala Paper Company Project), Series 1986, 1.35%,
  Due 3/5/2002, LOC Credit Suisse First Boston..............   $3,000        $ 3,000
Florida Municipal Power Agency Commercial Paper Notes
  (Initial Pooled Loan Project), Series A, 1.50%, Due
  2/11/2002, LOC First Union National Bank..................    3,400          3,400
Mecklenburg County, Virginia Industrial Development
  Authority, Exempt Facility Revenue Refunding Bonds, (UAE
  Mecklenberg Cogeneration LP Project), Series 2001, 2.10%,
  Due 6/28/2002, LOC BNP Paribas............................    1,500          1,500
Montgomery County, Pennsylvania Industrial Development
  Pollution Control Revenue Bonds (Peco Energy Project),
  Series 1996, 1.40%, Due 3/8/2002, LOC Canadian Imperial
  Bank of Commerce..........................................    3,400          3,400
Municipal Electric Authority of Georgia, Series 1985 B,
  1.50%, Due 1/10/2002, LOC Morgan Guaranty.................    3,000          3,000
                                                                             -------
    TOTAL COMMERCIAL PAPER..................................                  14,300
                                                                             -------
TAX AND REVENUE ANTICIPATION NOTES (NOTE A) - 5.40%
State of Texas Tax and Revenue Anticipation Notes, 3.75%,
  Due 8/29/2002.............................................    5,250          5,300
                                                                             -------
    TOTAL TAX AND REVENUE ANTICIPATION NOTES................                   5,300
                                                                             -------
VARIABLE RATE DEMAND OBLIGATIONS (NOTE A) - 79.68%
ALABAMA - 2.63%
Alabama Special Care Facilities Financing Authority,
  Montgomery Hospital Revenue Bonds, Bond Insurance - FGIC,
  Series 1985, 1.67%, Due 4/1/2015..........................      385            385
Phenix City, Alabama Industrial Development Board,
  Environmental Improvement Revenue Bonds, (Mead Coated
  Board Project), Series 1993A, 1.90%, Due 6/1/2028,
  LOC - Toronto Dominion Bank...............................    2,200          2,200
                                                                             -------
    TOTAL ALABAMA...........................................                   2,585
                                                                             -------
ARIZONA - 4.54%
Arizona Health Facilities Authority Revenue Bonds (Pooled
  Loan Program), Bond Insurance - FGIC, 1.72%, Due
  10/1/2015, LOC Chase Manhattan Bank.......................    4,460          4,460
                                                                             -------
    TOTAL ARIZONA...........................................                   4,460
                                                                             -------
COLORADO - 3.36%
Moffat County, Colorado Pollution Control Revenue Bonds (Ute
  Electric Company Project), Bond Insurance - Ambac
  Assurance Corporation, Series 1984, 2.10%, Due 7/1/2010,
  SPA Societe Generale......................................    3,300          3,300
                                                                             -------
    TOTAL COLORADO..........................................                   3,300
                                                                             -------
FLORIDA - 4.00%
Florida Housing Financial Agency Housing Revenue Bonds
  (Heron Park Project), Series 1996U, 1.63%, Due 12/1/2029,
  LOC Bank of America Corporation...........................    3,930          3,930
                                                                             -------
    TOTAL FLORIDA...........................................                   3,930
                                                                             -------
GEORGIA - 6.01%
Clayton County, Georgia Housing Authority (Kimberly Forest
  Apartments Project), Series B, Bond Insurance - Financial
  Security Assurance, 1.75%, Due 1/1/2021, SPA Societe
  Generale..................................................    1,015          1,015
Monroe County, Georgia Industrial Development Revenue Bonds
  (Forsyth Inc. Project), Series 1995, 1.70%, Due 11/1/2015,
  LOC Bank One IL...........................................    2,290          2,290
Urban Residential Finance Authority of the City of Atlanta,
  Georgia Multifamily Housing Revenue Bonds (New Community
  at East Lake Phase I Project), Series 1996, 1.70%, Due
  11/1/2028, LOC Bank of America Corporation................    2,600          2,600
                                                                             -------
    TOTAL GEORGIA...........................................                   5,905
                                                                             -------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT         VALUE
                                                              --------      ---------
                                                              (DOLLARS IN THOUSANDS)
HAWAII - 6.11%
City and County of Honolulu, Hawaii, General Obligation
  Bonds, Series 2000A, 1.55%, Due 1/1/2004, LOC Landesbank
  Hessen Thurigen...........................................   $6,000        $ 6,000
                                                                             -------
    TOTAL HAWAII............................................                   6,000
                                                                             -------
ILLINOIS - 4.55%
Illinois Health Facilities Authority, Adjustable Rate
  Refunding Bonds, (Swedish Covenant Hospital), Bond
  Insurance - Ambac Assurance Corporation, Series 1998A,
  1.70%, Due 8/15/2027, LOC Bank One IL.....................    3,400          3,400
Solid Waste Disposal Facility Revenue Bonds for the County
  of Lake, Illinois (Countryside Landfill Inc. Project),
  Series 1996, 1.75%, Due 4/1/2021, LOC Morgan Guaranty.....    1,070          1,070
                                                                             -------
    TOTAL ILLINOIS..........................................                   4,470
                                                                             -------
INDIANA - 1.02%
Fort Wayne, Indiana Industrial Economic Development Revenue
  Bonds (ND-Tech Corporation Project), Series 1989, 1.80%,
  Due 7/1/2009, LOC Societe Generale........................    1,000          1,000
                                                                             -------
    TOTAL INDIANA...........................................                   1,000
                                                                             -------
IOWA - 1.87%
Polk County, Iowa Hospital Equipment and Improvement, Bond
  Insurance - MBIA, 1.85%, Due 12/1/2005, SPA Bank of New
  York Company, Incorporated................................    1,835          1,835
                                                                             -------
    TOTAL IOWA..............................................                   1,835
                                                                             -------
MARYLAND - 2.55%
Housing Opportunities Commission of Montgomery County,
  Maryland Variable Rate Housing Revenue Bonds (The Grand),
  Series 1997 Issue I, 1.70%, Due 6/1/2030, LOC Bank of New
  York Company, Incorporated................................    2,500          2,500
                                                                             -------
    TOTAL MARYLAND..........................................                   2,500
                                                                             -------
MICHIGAN - 1.02%
City of Detroit, Michigan Sewer Disposal Revenue Bonds, Bond
  Insurance - MBIA, Series 1998B, 1.57%, Due 7/1/2023, SPA
  Morgan Guaranty...........................................    1,000          1,000
                                                                             -------
    TOTAL MICHIGAN..........................................                   1,000
                                                                             -------
MISSOURI - 1.53%
Industrial Development Authority of Saint Charles, Missouri
  Industrial Development Revenue Bonds (Moson
  Holdings/Eclochen Inc. Project), Series 1997, 1.70%, Due
  10/1/2012, LOC Bank of America Corporation................    1,500          1,500
                                                                             -------
    TOTAL MISSOURI..........................................                   1,500
                                                                             -------
OHIO - 5.88%
Ohio State Air Quality Development Authority Revenue Bonds
  (JMG-Funding Limited Partnership Project), Series 1994A,
  1.77%, Due 4/1/2029, LOC Societe Generale.................    3,400          3,400
State of Ohio Environmental Revenue Bonds (Newark Group
  Industries, Inc.), Series 1996, 1.74%, Due 12/1/2026, LOC
  JP Morgan Chase...........................................    2,380          2,380
                                                                             -------
    TOTAL OHIO..............................................                   5,780
                                                                             -------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT         VALUE
                                                              --------      ---------
                                                              (DOLLARS IN THOUSANDS)
PENNSYLVANIA - 5.94%
Berks County Industrial Development Authority Variable Rate
  Demand Manufacturing Facilities Revenue Bonds (Grafika
  Commercial Printing Inc.), Series 1995, 1.75%, Due
  9/1/2010, LOC First Union National Bank...................   $1,710        $ 1,710
Chartiers Valley, Pennsylvania Industrial and Commercial
  Development Authority Commercial Development Bonds
  (William Penn Plaza Project), 2.00%, Due 12/1/2016, LOC
  PNC Bank, NA..............................................    1,000          1,000
Northumberland County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated Project), Series 1987A, 1.85%,
  Due 2/1/2010, LOC Union Bank of Switzerland...............    1,000          1,000
Northumberland County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated Project), Series 1987B, 1.85%,
  Due 2/1/2010, LOC Union Bank of Switzerland...............      925            925
Schuykill County, Pennsylvania Industrial Development
  Authority Revenue Bonds, 1.60%, Due 12/1/2002, LOC Mellon
  Bank, N.A.................................................    1,200          1,200
                                                                             -------
    TOTAL PENNSYLVANIA......................................                   5,835
                                                                             -------
TENNESSEE - 2.55%
City of Memphis and the County of Shelby, Tennessee
  Industrial Development Board, Pollution Control Revenue
  Bonds, (Birmingham Steel Corporation Project), Series
  1996, 2.00%, Due 10/1/2026, LOC PNC Bank, NA..............    2,500          2,500
                                                                             -------
    TOTAL TENNESSEE.........................................                   2,500
                                                                             -------
TEXAS - 6.24%
Hunt County, Texas Industrial Development Corporation (Trico
  Industries Project), Series 1987, 1.70% Due 9/1/2006, LOC
  ABN/AMRO Holding, N.V.....................................    2,130          2,130
Mansfield, Texas Industrial Development Corporation,
  Variable Rate Demand Revenue Bonds, (Pier 1
  Imports - Texas Incorporated Project), Series 1986, 1.82%,
  Due 11/1/2026, LOC Bank One, Texas, NA....................    4,000          4,000
                                                                             -------
    TOTAL TEXAS.............................................                   6,130
                                                                             -------
VERMONT - 1.53%
Vermont, Industrial Development Authority (Ryegate Project),
  Series 1990, 1.70%, Due 12/1/2015, LOC ABN/AMRO Holding,
  N.V.......................................................    1,500          1,500
                                                                             -------
    TOTAL VERMONT...........................................                   1,500
                                                                             -------
WASHINGTON - 9.18%
Pierce County, Washington Economic Development Corporation
  Dock & Wharf Facilities Revenue Bonds (SCS Industries
  Project), Series 1995, 1.80%, Due 7/1/2030, LOC Bank of
  Nova Scotia...............................................    3,585          3,585
Pierce County, Washington Economic Development Corporation
  Variable Rate Demand Revenue Bonds (T.C. Products
  Incorporated Project), Series 1994, 1.70%, Due 10/1/2014,
  LOC First Union National Bank.............................    1,535          1,535
Port Angeles, Washington Industrial Development Corporation,
  Variable Rate Demand Revenue Bonds, (Daishowa America
  Project), Series 1992, 1.90%, Due 8/1/2007, LOC Bank of
  Nova Scotia...............................................    1,000          1,000
Washington State Housing Finance Authority, Community
  Nonprofit Housing Revenue Bonds (Nikkei Manor Project),
  1.60%, Due 10/1/2021, LOC Bank of America Corporation.....    2,900          2,900
                                                                             -------
    TOTAL WASHINGTON........................................                   9,020
                                                                             -------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT         VALUE
                                                              --------      ---------
                                                              (DOLLARS IN THOUSANDS)
WISCONSIN - 9.17%
City of Whitewater, Wisconsin Industrial Development Revenue
  Bonds (MacLean-Fogg Company Project), Series 1989, 1.70%,
  Due 12/1/2009, LOC Bank of America Corporation............   $1,000        $ 1,000
Wisconsin Health Facilities Authority Variable Rate Demand
  Bonds (Franciscan Health Care Incorporated - System
  Financing), Series 1985-2, 1.67%, Due 1/1/2016, LOC
  Toronto Dominion Bank.....................................    5,910          5,910
Wisconsin State Health and Education Facilities Authority
  Revenue Bonds (Felician Services Project), Bond
  Insurance - Ambac Assurance Corporation, Series A, 1.67%,
  Due 1/1/2020, LOC Bank One IL.............................    2,100          2,100
                                                                             -------
    TOTAL WISCONSIN.........................................                   9,010
                                                                             -------
        TOTAL VARIABLE RATE DEMAND OBLIGATIONS..............                  78,260
                                                                             -------
        TOTAL MUNICIPAL OBLIGATIONS.........................                  97,860
                                                                             -------
                                                               SHARES
                                                              --------
OTHER INVESTMENTS - 0.02%
Alliance Capital Management Institutional Reserves Tax-Free
  Portfolio.................................................   20,680             21
Dreyfus Municipal Cash Management Plus......................      529              1
Federated Municipal Obligations Fund........................    7,231              7
                                                                             -------
        TOTAL OTHER INVESTMENTS.............................                      29
                                                                             -------
TOTAL INVESTMENTS - 99.66% (COST $97,889)...................                  97,889
                                                                             -------
OTHER ASSETS, NET OF LIABILITIES - 0.34%....................                     333
                                                                             -------
TOTAL NET ASSETS - 100%.....................................                 $98,222
                                                                             =======

---------------

Based on the cost of investments of $97,889 for federal income tax purposes at December 31, 2001, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

FGIC  - Financial Guaranty Insurance Company
LOC   - Letter of Credit
MBIA  - Municipal Bond Investors Assurance
NV    - Company
SPA   - Support Agreement

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT    MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                              ------------   ---------------   ------------
                                                                             (IN THOUSANDS)
ASSETS:
    Investments in securities at value (cost - $8,277,729;
      $206,687; $97,889, respectively)......................   $8,277,729       $206,687         $97,889
    Repurchase agreements (cost - $0, $89,141, $0,
      respectively).........................................           --         89,141              --
    Receivable for investments sold.........................           --             --             100
    Dividends and interest receivable.......................       23,601             30             250
                                                               ----------       --------         -------
        TOTAL ASSETS........................................    8,301,330        295,858          98,239
                                                               ----------       --------         -------
LIABILITIES:
    Payable for investments purchased.......................       35,202             --              --
    Management and investment advisory fees payable (Note
      2)....................................................        1,068             29               9
    Accrued organization costs..............................           --             --               1
    Other liabilities.......................................          153              7               7
                                                               ----------       --------         -------
        TOTAL LIABILITIES...................................       36,423             36              17
                                                               ----------       --------         -------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....   $8,264,907       $295,822         $98,222
                                                               ==========       ========         =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS

STATEMENTS OF OPERATIONS
Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT    MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                              ------------   ---------------   ------------
                                                                             (IN THOUSANDS)
INVESTMENT INCOME:
    Interest income.........................................    $404,114         $10,308          $3,457
                                                                --------         -------          ------
        TOTAL INVESTMENT INCOME.............................     404,114          10,308           3,457
                                                                --------         -------          ------
EXPENSES:
    Management and investment advisory fees (Note 2)........       9,977             251             124
    Custodian fees..........................................         301              29              31
    Professional fees.......................................         106               3               2
    Other expenses..........................................         264               1               1
                                                                --------         -------          ------
        TOTAL EXPENSES......................................      10,648             284             158
                                                                --------         -------          ------
NET INVESTMENT INCOME.......................................     393,466          10,024           3,299
                                                                --------         -------          ------
REALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments........................       1,556              66              --
                                                                --------         -------          ------
        NET GAIN ON INVESTMENTS.............................       1,556              66              --
                                                                --------         -------          ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $395,022         $10,090          $3,299
                                                                ========         =======          ======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     U.S. GOVERNMENT             MUNICIPAL
                                                          MONEY MARKET                MONEY MARKET             MONEY MARKET
                                                   ---------------------------   -----------------------   ---------------------
                                                           YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                                          DECEMBER 31,                DECEMBER 31,             DECEMBER 31,
                                                   ---------------------------   -----------------------   ---------------------
                                                       2001           2000          2001         2000        2001        2000
                                                   ------------   ------------   -----------   ---------   ---------   ---------
                                                                                  (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income.........................  $    393,466   $    278,877   $    10,024   $  11,646   $   3,299   $   5,265
   Net realized gain on investments..............         1,556            144            66           2          --          --
                                                   ------------   ------------   -----------   ---------   ---------   ---------
       TOTAL INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS..........................       395,022        279,021        10,090      11,648       3,299       5,265
                                                   ------------   ------------   -----------   ---------   ---------   ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
   Contributions.................................    72,574,660     35,867,580     1,074,932     557,404     178,329     256,288
   Withdrawals...................................   (69,694,620)   (34,808,427)   (1,001,453)   (562,038)   (215,741)   (242,295)
                                                   ------------   ------------   -----------   ---------   ---------   ---------
       NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM TRANSACTIONS IN INVESTORS'
        BENEFICIAL INTERESTS.....................     2,880,040      1,059,153        73,479      (4,634)    (37,412)     13,993
                                                   ------------   ------------   -----------   ---------   ---------   ---------
NET INCREASE (DECREASE) IN NET ASSETS............     3,275,062      1,338,174        83,569       7,014     (34,113)     19,258
                                                   ------------   ------------   -----------   ---------   ---------   ---------
NET ASSETS:
   Beginning of period...........................     4,989,845      3,651,671       212,253     205,239     132,335     113,077
                                                   ------------   ------------   -----------   ---------   ---------   ---------
   END OF PERIOD.................................  $  8,264,907   $  4,989,845   $   295,822   $ 212,253   $  98,222   $ 132,335
                                                   ============   ============   ===========   =========   =========   =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 MONEY MARKET
                                                           --------------------------------------------------------
                                                             YEAR ENDED       TWO MONTHS            YEAR ENDED
                                                            DECEMBER 31,        ENDED              OCTOBER 31,
                                                           --------------    DECEMBER 31,      --------------------
                                                           2001      2000        1999          1999    1998    1997
                                                           ----      ----    ------------      ----    ----    ----
TOTAL RETURN.............................................  4.30%      N/A         N/A           N/A     N/A     N/A
RATIOS TO AVERAGE NET ASSETS:
    Expenses.............................................  0.11%     0.11%      0.11%          0.11%   0.16%   0.16%
    Net investment income................................  3.95%     6.40%      5.77%          5.11%   5.56%   5.52%

                             See accompanying notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              U.S. GOVERNMENT MONEY MARKET                           MUNICIPAL MONEY MARKET
    -------------------------------------------------   -------------------------------------------------
     YEAR ENDED      TWO MONTHS        YEAR ENDED        YEAR ENDED      TWO MONTHS        YEAR ENDED
    DECEMBER 31,       ENDED          OCTOBER 31,       DECEMBER 31,       ENDED          OCTOBER 31,
    -------------   DECEMBER 31,   ------------------   -------------   DECEMBER 31,   ------------------
    2001    2000        1999       1999   1998   1997   2001    2000        1999       1999   1998   1997
    -----   -----   ------------   ----   ----   ----   -----   -----   ------------   ----   ----   ----
    4.24%   N/A        N/A         N/A    N/A    N/A    2.71%   N/A        N/A         N/A    N/A    N/A
    0.11%   0.13%      0.12%       0.12%  0.17%  0.19%  0.13%   0.13%      0.14%       0.15%  0.19%  0.18%
    3.99%   6.27%      5.67%       4.89%  5.45%  5.32%  2.71%   4.05%      3.69%       3.13%  3.55%  3.59%

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio and the AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST

December 31, 2001
--------------------------------------------------------------------------------

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios .10% of the average daily net assets of each of the Portfolios.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2001, the cost of air transportation was not material to any of the Portfolios.

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST

AND THE AMR INVESTMENT SERVICES TRUST
(Unaudited)
--------------------------------------------------------------------------------

     The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-388-3344.

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                              OF TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS         WITH THE TRUST                      AND CURRENT DIRECTORSHIPS
---------------------       -----------------            -------------------------------------------
INTERESTED TRUSTEE
                                  TERM
                            ------------------
                            Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

William F. Quinn** (54)     Trustee since 1987   President, AMR Investment Services, Inc. (1986-Present);
                              and President      Chairman, American Airlines Employees Federal Credit Union
                                since 1986       (1989-Present); Director, Crescent Real Estate Equities,
                                                 Inc. (1994-Present); Member, Southern Methodist University
                                                 Cox School of Business Advisory Board (1999-Present);
                                                 Director, Southern Methodist University Endowment Fund
                                                 Advisory Board (1996-Present); Member, New York Stock
                                                 Exchange Pension Manager's Advisory Committee (1997-1998,
                                                 2000-Present); Trustee, American AAdvantage Funds
                                                 (1987-Present); Trustee, American AAdvantage Select Funds
                                                 (1999-Present).

NON-INTERESTED TRUSTEES
                                  TERM
                            ------------------
                            Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

Alan D. Feld (65)           Trustee since 1996   Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
1700 Pacific Avenue                              (1960- Present); Director, Clear Channel Communications
Suite 4100                                       (1984-Present); Trustee, CenterPoint Properties
Dallas, Texas 75201                              (1994-Present); Trustee, American AAdvantage Funds
                                                 (1996-Present); Trustee, American AAdvantage Select Funds
                                                 (1999-Present).

Dee J. Kelly, Jr. (41)      Trustee since 2001   Partner, Kelly, Hart & Hallman (law firm) (1985-Present);
201 Main Street, Suite                           Trustee, American AAdvantage Funds (2001-Present); Trustee,
2500                                             American AAdvantage Select Funds (2001-Present).
Fort Worth, Texas 76102

Stephen D. O'Sullivan (66)  Trustee since 1987   Consultant (1994-Present); Trustee, American AAdvantage
5730 East 105th Street                           Funds (1987-Present); Trustee, American AAdvantage Select
Tulsa, Oklahoma 74137                            Funds (1999- Present).

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST

(Unaudited)
--------------------------------------------------------------------------------

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                              OF TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS         WITH THE TRUST                      AND CURRENT DIRECTORSHIPS
---------------------       -----------------            -------------------------------------------

NON-INTERESTED TRUSTEES (CONT.)
R. Gerald Turner (56)       Trustee since 2001   President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                         Director, ChemFirst (1986-Present); Director, J.C. Penney
Southern Methodist Univ.                         Company, Inc. (1996-Present); Director, California Federal
Dallas, Texas 75275                              Preferred Capital Corp. (2001-Present); Member, United Way
                                                 of Dallas Board of Directors; Member, Salvation Army of
                                                 Dallas Board of Directors; Member, Methodist Hospital
                                                 Advisory Board; Member, Knight Commission on Intercollegiate
                                                 Athletics; Member, National Association of Independent
                                                 Colleges and Universities Board of Directors; Trustee,
                                                 American AAdvantage Funds (2001-Present); Trustee, American
                                                 AAdvantage Select Funds (2001-Present).

Kneeland Youngblood (46)    Trustee since 1996   Managing Partner, Pharos Capital Group, LLC (a private
100 Crescent Court                               equity firm) (1998-Present); Trustee, The Hockaday School
Suite 1740                                       (1997-Present); Director, Starwood Hotels and Resorts
Dallas, Texas 75201                              (2001-Present); Member, Council on Foreign Relations
                                                 (1995-Present); Director, Just For the Kids (1995-Present);
                                                 Director, L&B Realty Advisors (1998-2000); Trustee, Teachers
                                                 Retirement System of Texas (1993-1999); Director, United
                                                 States Enrichment Corporation (1993-1998), Director,
                                                 Starwood Financial Trust (1998-2001); Trustee, American
                                                 AAdvantage Funds (1996-Present); Trustee, American
                                                 AAdvantage Select Funds (1999-Present).

OFFICERS
                                  TERM
                            ------------------
                                One Year

Nancy A. Eckl (39)            VP since 1990      Vice President, Trust Investments, AMR Investment Services,
                                                 Inc. (1990-Present).

Michael W. Fields (48)        VP since 1989      Vice President, Fixed Income Investments, AMR Investment
                                                 Services, Inc. (1988-Present).

Barry Y. Greenberg (38)     VP and Assistant     Vice President, Legal and Compliance, AMR Investment
                             Secretary since     Services, Inc. (1995-Present).
                                   1995

Rebecca L. Harris (35)       Treasurer since     Vice President, Finance, AMR Investment Services, Inc.
                                   1995          (1995- Present).

John B. Roberson (43)         VP since 1989      Vice President, Director of Sales, AMR Investment Services,
                                                 Inc. (1991-Present).

Robert J. Zutz (49)          Secretary since     Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW         1998
2nd Floor
Washington, D.C. 20036

---------------

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Mr. Quinn is deemed to be an "interested person" of the Trust and AMR Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS

PRIVACY POLICY
(Unaudited)
--------------------------------------------------------------------------------

     The American AAdvantage Mileage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

     We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                    [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]
--------------------------------------------------------------------------------

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


                [KEYBOARD GRAPHIC]                                  [MOUSE GRAPHIC]
                    BY E-MAIL:                                      ON THE INTERNET:
         American AAdvantage.Funds@aa.com                 Visit our website at www.aafunds.com

--------------------------------------------------------------------------------


               [TELEPHONE GRAPHIC]                                [MAILBOX GRAPHIC]
                  BY TELEPHONE:                                         BY MAIL:

     Mileage Class(R)           Platinum Class(sm)           Mileage Class(R)           Platinum Class(sm)
    Call (800) 388-3344         Call (800) 967-9009      American AAdvantage Funds   American AAdvantage Funds
                                                              P.O. Box 219643        P.O. Box 619003, MD 2450
                                                        Kansas City, MO 64121-9643  DFW Airport, TX 75261-9003

FUND SERVICE PROVIDERS:

    CUSTODIAN                    TRANSFER AGENT                    INDEPENDENT AUDITORS        DISTRIBUTOR
    STATE STREET BANK AND TRUST  NATIONAL FINANCIAL DATA SERVICES  ERNST & YOUNG LLP           SWS FINANCIAL SERVICES
    Boston, Massachusetts        Kansas City, Missouri             Dallas, Texas               Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Mileage Funds. American AAdvantage Mileage Funds is a registered service mark of AMR Corporation. Mileage Class is a registered service mark of AMR Investment Services, Inc. Platinum Class, American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund, and American AAdvantage Municipal Money Market Mileage Fund are service marks of AMR Investment Services, Inc.

                             [AMR BACK COVER IMAGE]




                                                                 MM-MIL 12/01 AR